Related-Party and Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Parties-in-Interest Transactions	Related-Party and Party-in-Interest Transactions
Certain Plan investments are investment contracts or shares of fixed income managed or issued by Principal or its affiliates. Investment fees were paid by the funds to Principal and are reflected in the change in fair value of the funds. Principal is also the trustee and record keeper as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. Contract administrator fees that were paid from Plan assets were $213,076 and $136,200, for the years ended December 31, 2025 and 2024, respectively.
As of December 31, 2025 and 2024, the Plan held 3,601,632 shares and 705,894 shares, respectively, of common stock of the Company with a cost basis of $71,059,617 and $13,428,324, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income of $719,158 and $682,010, respectively, and purchases of shares by the Plan totaled $2,495,861 and $2,066,059, respectively.